OPERATING LEASE (Details Narrative)	9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Jan. 01, 2023 ft²
Defined Benefit Plan Disclosure [Line Items]
Operating lease term				5 years
Area of land | ft²				1,625
Payments for rent			$ 4,062
Annual rate adjustment			3.00%
Discount rate			6.00%
Lease expense	$ 55,749	$ 38,569	$ 51,510
Chief Executive Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Area of land | ft²				1,625
Payments for rent	$ 4,062
Annual rate adjustment	3.00%
Discount rate	6.00%
Operating lease term				5 years